SCHEDULE OF RECONCILIATION OF DEFERRED REVENUE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred revenue, beginning balance	$ 2,561,912	$ 1,546,712
Addition	6,180,022	1,773,994
Revenue earned	(2,349,941)	(758,794)
Deferred revenue, ending balance	$ 6,391,993	$ 2,561,912